Accrued Expenses and Other Payables	12 Months Ended
Jun. 30, 2025
Accrued Expenses and Other Payables [Abstract]
ACCRUED EXPENSES AND OTHER PAYABLES
9.	ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables consist of the following:

	As of June 30,
	2025	2024
Professional service fees	$4,435,167	$251,912
Accrued employee payroll and welfare benefits	1,998,768	1,582,587
Loan from a third party (1)	762,689	74,414
Warranty reserve	344,138	143,206
Interest payable	125,233	64,973
Rental fees payable	2,599	-
Others	96,791	47,680
Total accrued expenses and other payables	$7,765,385	$2,164,772

(1)	On April 14, 2025, the group entered into a loan agreement with a third party and borrowed US$41,878 (RMB300,000) for the closing of Business Combination in June, 2025, with a total interest of US$4,188 (RMB30,000). The loan was due on May 31, 2025.

On April 8, 2025, the group entered into a loan agreement with a third party and borrowed US$500,000 for daily operation, with a monthly interest rate of 1%. As of June 30, 2025, US$279,189 of the balance had been repaid by the Group. The remaining loan was due on May 31, 2025.

On April 5, 2025, the group entered into an interest-free loan agreement with a third party and borrowed US$500,000 the closing of Business Combination in June, 2025. The loan was due on June 5, 2025. Interest on default shall accrue at a daily rate of 0.1% on the outstanding amount after the due date.